Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Use of Estimates
Use of Estimates
The preparation of consolidated financial statements, in accordance with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the consolidated financial statements, and the amounts of expenses during the reported periods. Certain estimates in these consolidated financial statements have been made in connection with the calculation of research and development expenses, equity-based compensation expense and the provision for or benefit from income taxes. The Company bases its estimates on historical experience and various other assumptions, including in certain circumstances future projections, which management believes to be reasonable under the circumstances. Actual results could differ from those estimates. Changes in estimates are reflected in reported results in the period in which they become known.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of 90 days or less on the date of purchase to be cash equivalents. The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these items.

Concentration of Credit Risk
Concentrations of Credit Risk
Cash and equivalents are the primary financial instruments held by the Company that are potentially subject to concentrations of credit risk. The Company’s cash and equivalents are deposited in accounts at large financial institutions, and such amounts may exceed federally insured limits.

Accrued Expenses
Accrued Expenses
Accrued expenses as presented in the Consolidated Balance Sheets as of December 31, 2022 and December 31, 2021 consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Compensation	$3,355	$1,832
Clinical study related costs	1,636	2,031
Accrued legal costs	436	964
Manufacturing improvement costs	678	4,164
Accrued consulting and professional fees	1,210	73
Other accrued expenses	21	149

Total accrued expenses and other	$7,336	$9,213

Research and Development Costs
Research and Development Costs
Research and development costs are expensed as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including salaries, benefits, third party license fees, and external costs of outside vendors engaged to conduct manufacturing and preclinical development activities and clinical trials.
The Company records accruals based on estimates of services received, efforts expended, and amounts owed pursuant to contracts with numerous contract research organizations. In the normal course of business, the Company contracts with third parties to perform various clinical study activities in the ongoing development of potential products. The financial terms of these agreements are subject to negotiation and variation from contract to contract and may result in uneven payment flows. Payments under the contracts depend on factors such as the achievement of certain events and the completion of portions of the clinical study or similar conditions. The objective of the Company’s accrual policy is to match the recording of expenses in its financial statements to the actual services received and efforts expended. As such, expense accruals related to clinical studies are recognized based on the company’s estimate of the degree of completion of the event or events specified in the specific clinical study.
The Company records nonrefundable advance payments it makes for future research and development activities as prepaid expenses. Prepaid expenses are recognized as expense in the Consolidated Statement of Operations and Comprehensive Loss as the Company receives the related goods or services
Costs incurred in obtaining technology licenses are charged to research and development expense as purchased in-process
research and development if the technology licensed has not reached technological feasibility and has no alternative future use.

Fixed Assets
Fixed Assets
Fixed assets are stated at cost, less accumulated depreciation. Generally, expenditures for maintenance and repairs are charged to expense and major improvements or replacements are capitalized. The Company computes depreciation and amortization using the straight-line method over the estimated useful life of the asset. Leasehold improvements are amortized over the lesser of, the life of the lease or the estimated useful life of the leasehold improvement. The estimated useful lives are as follows:

Computer equipment and software	3-5 years
Furniture and equipment	5-7 years
Leasehold improvements	remainder of lease term
Fixed assets consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Furniture and equipment	$2,376	$2,180
Computer equipment and software	889	569
Leasehold improvements	10,537	10,517
Construction in progress	1,614	351
Less: accumulated depreciation	(4,708)	(2,259)

Total fixed assets, net	$10,708	$11,358

Depreciation expense for the years ended December 31, 2022, 2021 and 2020 was $2,448,000, $1,452,000, and $606,000, respectively.

Intangible Assets
Intangible Assets
Intangible assets are comprised of acquired assembled workforce, which are accounted for in accordance with ASC 350 — Intangibles — Goodwill and Other. The acquired assembled workforce is amortized on a straight-line
basis over the useful life of five years. The following table summarizes information related to the Company’s assembled workforce intangible asset (in thousands):

	December 31, 2022	December 31, 2021
Gross carrying amount	$1,073	$1,073
Accumulated amortization	860	645

Net carrying amount	$213	$428

Estimated amortization expense for the years ended December 31, 2023 and 2024 is $208,000 and $5,000, respectively. Amortization expense relating to the assembled workforce intangible asset was $215,000, $214,000 and $215,000 for the years ended December 31, 2022, 2021 and 2020, respectively.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets such as fixed assets and intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset. No impairment charges have been recorded for the years ended December 31, 2022, 2021 and 2020.

Income Taxes
Income Taxes
The Company uses the liability method in accounting for income taxes as required by ASC Topic 740 — Income Taxes, under which deferred tax assets and liabilities are recorded for the future tax consequences attributable to the differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it is more likely than not that such assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, available taxes in the carryback periods, projected future taxable income and tax planning strategies in making this assessment. Accordingly, the Company has provided a full valuation allowance to offset the net deferred tax assets at December 31, 2022 and December 31, 2021.
Interest and penalties related to income taxes are included in the benefit (expense) for income taxes in the Company’s Consolidated Statements of Operations and Comprehensive Loss. The Company has not incurred any significant interest or penalties related to income taxes in any of the periods presented.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level
fair value hierarchy that prioritizes the inputs used to measure fair value is described below. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities

•	Level 2 — Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable through correlation with market data

•	Level 3 — Unobservable inputs that are supported by little or no market data, which require the reporting entity to develop its own assumptions
The carrying values of cash equivalents, accounts payable, and accrued liabilities approximate fair value due to the short-term
nature of these instruments.

Leases
Leases
The Company determines if an arrangement is a lease at inception. Balances recognized related to the Company’s operating and finance leases are included in right-of-use
assets, net and lease liabilities in the Consolidated Balance Sheets. Right of use assets and lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. Variable payments directly related to the use of the assets and future adjustments of payments based on indices are recognized in the period of incurrence or change and are not included in the lease payments at the initial measurement date. Lease terms may include options to extend or terminate the lease if it is reasonably certain that the Company will exercise the option. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments. The right of use asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. The Company has elected a practical expedient to not separate its lease and non-lease
components and instead account for them as a single lease component. Leases with a term of 12 months or less are not recorded on the balance sheet.
Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. Lease payments for short-term leases are recorded to operating expense on a straight-line basis and variable lease payments are recorded in the period in which the obligation for those payments is incurred.

Contingent Liabilities
Contingent Liabilities
The Company records reserves for contingent liabilities when it is probable that an asset has been impaired or a liability has been incurred at the date of the financial statements, and the amount of the loss can be reasonably estimated.

Equity-Based Compensation
Equity-Based Compensation
Compensation expense for share-based compensation awards issued is based on the fair value of the award at the date of grant. The Company records forfeitures of share-based compensation awards as they occur. The Company’s share based compensation program grants awards that have included the following: 1) profits interests in ProKidney LP which, at close of the Business Combination, were converted into paired interests consisting of (i) Class B ordinary shares or Class B restricted stock rights and (ii) Common Units or Restricted Common Units of ProKidney LP (collectively referred to as “Legacy Profits Interests”); 2) restricted stock units issued by SCS (“Legacy SCS Awards”); 3) time-vested stock options issued by ProKidney Corp.; and 4)
market-vested
stock options issued by ProKidney Corp.
The grant date fair value of time-vested stock option awards is estimated using the Black-Scholes option pricing formula. The grant date fair values of the Legacy Profits Interests and Legacy SCS Awards are based on the market value of the issuer’s shares or member units, as applicable, on the date of grant. Compensation expense related to time-vested stock options, Legacy Profits Interests and Legacy SCS Awards are recognized on a straight-line basis over the applicable service period.
The grant date fair value of market-vested stock option awards is estimated using the Geometric Brownian Motion/Monte Carlo model. Share-based compensation expense related to these awards is recognized ratably for each vesting tranche over the derived service period regardless of whether the award achieves the market condition and will only be adjusted to the extent the service condition is not met.
Due to the lack of sufficient historical trading information with respect to its own shares, the Company estimates expected volatility based on a portfolio of selected stocks of companies believed to have market and economic characteristics similar to its own. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant. Due to a lack of historical exercise data, the Company estimates the expected life of its outstanding stock options using the simplified method specified under Staff Accounting Bulletin Topic 14.D.2 for awards without market conditions.

Defined Contribution Plan
Defined Contribution Plan
The Company sponsors a 401(k) plan for its
ProKidney-US
employees and a defined contribution plan for its
ProKidney-KY
employees. Full-time employees are eligible to participate in these plans. The Company matches 50% of participating
ProKidney-US
employees’ contributions up to 8% of salary and contributes 7% of
ProKidney-KY
employee salaries to the respective plans. The Company’s cost related to these defined contribution plans were $267,000, $169,000 and $139,000 for the years ended December 31, 2022, 2021 and 2020, respectively.

Segments	Segments The Company operates in only one segment.
Recent Accounting Standards
Recently Adopted Accounting Pronouncements
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842), which requires lessees to recognize a
right-of-use
asset and a liability on the balance sheet for all leases, with the exception of short-term leases. The lease liability will be equal to the present value of lease payments, and the right-of-use
asset will be
based on the lease liability, subject to adjustment such as for initial direct costs. Leases will continue to be classified as either operating or finance leases in the income statement. The Company early adopted ASU
No. 2016-02,
Leases (Topic 842), as of January 1, 2021. For additional detail, see Note 4, Leases.